Operating loans and long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt [Abstract]
Schedule of long-term debt
Long-term debt

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Senior notes due October 2024; interest at 4.35%	$300	$300	$300
Term loan due August 2024; floating interest rate	200	200	200
Note payable due March 2021; interest at 2%	—	7	7
Notes payable	1	2	3
	501	509	510
Less: deferred financing costs	(2)	(2)	(3)
Less: current portion	—	(7)	(7)
	$499	$500	$500